Hedging Financial Instruments - Summary of hedging financial instruments (Detail) - TWD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial assets- current
Financial assets current	$ 0.1	$ 25.9
Financial liabilities- current
Financial liabilities current	1.2	1.8
Fair value hedges [member] | Interest rate futures contracts [member]
Financial assets- current
Financial assets current	0.1	22.4
Financial liabilities- current
Financial liabilities current	$ 1.2
Cash flow hedges [member] | Forward exchange contracts [member]
Financial assets- current
Financial assets current		3.5
Financial liabilities- current
Financial liabilities current		$ 1.8